Average Annual Total Returns{- Fidelity Freedom Blend 2015 Fund} - NF_03.31 Fidelity Freedom Blend Funds - Premier Combo PRO-02 - Fidelity Freedom Blend 2015 Fund	Fidelity Freedom Blend 2015 Fund- Class K6 Return Before Taxes Past 1 year	Fidelity Freedom Blend 2015 Fund- Class K6 Return Before Taxes Since Inception		Fidelity Freedom Blend 2015 Fund- Class K6 After Taxes on Distributions Past 1 year	Fidelity Freedom Blend 2015 Fund- Class K6 After Taxes on Distributions Since Inception		Fidelity Freedom Blend 2015 Fund- Class K6 After Taxes on Distributions and Sales Past 1 year	Fidelity Freedom Blend 2015 Fund- Class K6 After Taxes on Distributions and Sales Since Inception		LB001 Past 1 year	LB001 Since Inception		F0550 Past 1 year	F0550 Since Inception
Total	12.29%	9.44%	[1]	10.87%	8.16%	[1]	7.72%	6.91%	[1]	7.51%	7.36%	[1]	11.62%	9.18%	[1]

[1]	(a)From August 31, 2018